Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value Hierarchy for Financial Assets and Liabilities Measured on a Recurring Basis
The following table presents our fair value hierarchy for our financial assets and liabilities measured at fair value on a recurring basis:

	As of December 31, 2017				As of December 31, 2016
(in thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Short-term investments	$—	$359,198	$—	$359,198	$3,699	$89,300	$—	$92,999
Marketable securities	3,208	—	—	3,208	4,064	—	—	4,064
Call option	—	223,164	—	223,164	—	185,750	—	185,750
Foreign exchange contracts	—	7,480	—	7,480	—	3,154	—	3,154
Interest rate contracts	—	2,409	—	2,409	—	6,655	—	6,655
	$3,208	$592,251	$—	$595,459	$7,763	$284,859	$—	$292,622
Liabilities:
Foreign exchange contracts	$—	$(2,424)	$—	$(2,424)	$—	$(6,089)	$—	$(6,089)
Interest rate contracts	—	(28,942)	—	(28,942)	—	—	—	—
Cash conversion option	—	(224,286)	—	(224,286)	—	(187,546)	—	(187,546)
Contingent consideration	—	—	(11,539)	(11,539)	—	—	(8,754)	(8,754)
	$—	$(255,652)	$(11,539)	$(267,191)	$—	$(193,635)	$(8,754)	$(202,389)

Summary of Activity for Liabilities with Level 3 Inputs
For liabilities with Level 3 inputs, the following table summarizes the activity for the years ended December 31, 2017 and 2016:

(in thousands)	Contingent Consideration
BALANCE AT DECEMBER 31, 2015	$(17,678)
Additions from acquisitions	(692)
Payments	3,120
Gain included in earnings	6,501
Foreign currency translation adjustments	(5)
BALANCE AT DECEMBER 31, 2016	$(8,754)
Additions	(10,954)
Payments	4,900
Gain included in earnings	3,269
BALANCE AT DECEMBER 31, 2017	$(11,539)